                     CLASS A, CLASS B AND CLASS C SHARES OF

                            AIM OPPORTUNITIES I FUND

                        Supplement dated August 14, 2003
                      to the Prospectus dated March 3, 2003

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

"You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                       INITIAL                         ADDITIONAL
TYPE OF ACCOUNT                                      INVESTMENTS                       INVESTMENTS
---------------                                      -----------                       -----------
Employer-Sponsored Retirement Plans              $    0 ($25 per AIM Fund                  $50
(includes section 401, 403 and 457 plans,              investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                  deferrals from Employer-
                                                       Sponsored Retirement
                                                       Plans)
Systematic Purchase Plan                             50                                     50
IRA, Roth IRA, or Coverdell ESA                     250                                     50
All other accounts                                1,000                                     50

The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:

o     Investor Class Shares

o     Class A Shares(1)

o     Class B Shares

o     Class C Shares

o     Institutional Class Shares

o     Class K Shares


           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                           CLASSES OF THE AIM FUNDS:

o     Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o     Class A3 Shares of all AIM Funds

o     AIM Cash Reserve Shares of AIM Money Market Fund

o     Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
      Fund

o     Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
      Fund

o     Institutional Class Shares of all AIM Retail Funds

o     There is currently no like class of shares offered by the AIM Funds

----------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o     Class A3 Shares of the AIM Funds

o     AIM Cash Reserve Shares of AIM Money Market Fund

o     Class B Shares of all AIM Funds

o     Class C Shares of all AIM Funds

o     Institutional Class Shares of all AIM Retail Funds

o     Class R Shares

           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                          CLASSES OF THE INVESCO FUNDS:

o     Class A Shares of all INVESCO Funds(2)

o     Class B Shares of all INVESCO Funds

o     Class C Shares of all INVESCO Funds

o     Institutional Class Shares of all INVESCO Funds

o     There is currently no like class of shares offered by the INVESCO Funds

----------

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                            AIM OPPORTUNITIES II FUND

                        Supplement dated August 14, 2003
                      to the Prospectus dated March 3, 2003


Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

"You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."


PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                       INITIAL                                    ADDITIONAL
TYPE OF ACCOUNT                                      INVESTMENTS                                  INVESTMENTS
---------------                                      -----------                                  -----------
Employer-Sponsored Retirement Plans                  $     0 ($25 per AIM Fund                           $50
(includes section 401, 403 and 457 plans,                    investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                        deferrals from Employer-
                                                             Sponsored Retirement
                                                             Plans)

Systematic Purchase Plan                                  50                                              50

IRA, Roth IRA, or Coverdell ESA                          250                                              50

All other accounts                                     1,000                                              50

The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."


EXCHANGING SHARES

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:

o   Investor Class Shares

o   Class A Shares(1)

o   Class B Shares

o   Class C Shares

o   Institutional Class Shares

o   Class K Shares

           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                            CLASSES OF THE AIM FUNDS:

o   Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o   Class A3 Shares of all AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Institutional Class Shares of all AIM Retail Funds

o   There is currently no like class of shares offered by the AIM Funds

----------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o    Class A3 Shares of the AIM Funds

o    AIM Cash Reserve Shares of AIM Money Market Fund

o    Class B Shares of all AIM Funds

o    Class C Shares of all AIM Funds

o    Institutional Class Shares of all AIM Retail Funds

o    Class R Shares


           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                          CLASSES OF THE INVESCO FUNDS:

o    Class A Shares of all INVESCO Funds(2)

o    Class B Shares of all INVESCO Funds

o    Class C Shares of all INVESCO Funds

o    Institutional Class Shares of all INVESCO Funds

o    There is currently no like class of shares offered by the INVESCO Funds

----------

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                           AIM OPPORTUNITIES III FUND

                        Supplement dated August 14, 2003
                      to the Prospectus dated March 3, 2003


Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

"You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."


PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                         INITIAL                                    ADDITIONAL
TYPE OF ACCOUNT                                        INVESTMENTS                                  INVESTMENTS
---------------                                        -----------                                  -----------
Employer-Sponsored Retirement Plans                  $      0 ($25 per AIM Fund                          $50
(includes section 401, 403 and 457 plans,                     investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                         deferrals from Employer-
                                                              Sponsored Retirement
                                                              Plans)

Systematic Purchase Plan                                   50                                             50

IRA, Roth IRA, or Coverdell ESA                           250                                             50

All other accounts                                      1,000                                             50

The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."


EXCHANGING SHARES

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:

o   Investor Class Shares

o   Class A Shares(1)

o   Class B Shares

o   Class C Shares

o   Institutional Class Shares

o   Class K Shares

           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                            CLASSES OF THE AIM FUNDS:

o   Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o   Class A3 Shares of all AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Institutional Class Shares of all AIM Retail Funds

o   There is currently no like class of shares offered by the AIM Funds

----------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o   Class A3 Shares of the AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds

o   Class C Shares of all AIM Funds

o   Institutional Class Shares of all AIM Retail Funds

o   Class R Shares

           WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE FOLLOWING
                          CLASSES OF THE INVESCO FUNDS:

o   Class A Shares of all INVESCO Funds(2)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   There is currently no like class of shares offered by the INVESCO Funds

----------

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                            AIM OPPORTUNITIES I FUND
                            AIM OPPORTUNITIES II FUND
                           AIM OPPORTUNITIES III FUND

             (SERIES PORTFOLIOS OF AIM SPECIAL OPPORTUNITIES FUNDS)

                       Supplement dated August 14, 2003 to
           the Statement of Additional Information dated March 3, 2003 as supplemented May 2, 2003 and June 12, 2003

The following information replaces in its entirety the eighth bullet-point under the heading "Rights of Accumulation-Purchases of Class A shares at Net Asset Value" on page 42 of the Statement of Additional Information:


         o Employer-sponsored retirement plans that are Qualified Purchasers, as defined above, provided that:

                      a.  a plan's initial investment is at least $1 million;

                      b.  the employer or plan sponsor signs a $1 million LOI;

                      c. there are at least 100 employees eligible to participate in the plan; or

                      d. all plan transactions are executed through a single omnibus account per AIM Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor; further provided that

                      e. retirement plans maintained pursuant to Section 403(b) of the Code are not eligible to purchase shares at NAV based on the aggregate investment made by the plan or the number of eligible employees unless the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code.